Income Taxes - Additional Information (Detail)			12 Months Ended
	Apr. 01, 2023	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax expense benefits [line items]
Weighted average applicable statutory tax rate			21.20%	27.10%	20.10%
United Kingdom [member] | Changes in tax rates or tax laws enacted or announced [member] | Bottom of range [member]
Income tax expense benefits [line items]
Corporate income tax rate	19.00%
United Kingdom [member] | Changes in tax rates or tax laws enacted or announced [member] | Top of range [member]
Income tax expense benefits [line items]
Corporate income tax rate	25.00%
The Netherlands [member] | Changes in tax rates or tax laws enacted or announced [member] | Bottom of range [member]
Income tax expense benefits [line items]
Corporate income tax rate		25.00%
The Netherlands [member] | Changes in tax rates or tax laws enacted or announced [member] | Top of range [member]
Income tax expense benefits [line items]
Corporate income tax rate		25.80%